Intangible assets - Additional information (Detail)	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Intangible assets [Line Items]
Impairment loss recognised in profit or loss, goodwill	€ 0	€ 0	€ 1,548,000,000
Goodwill	€ 1,808,000,000	143,000,000
Discount Rate Sensitivity Range	1
Growth Rate Sensitivity Range	1
Cash Flow Projection Sensitivity Range	5
Discount Rate Sensitivity Analysis	1
Perpetual Growth Rate Sensitivity Analysis	1
Cash Flow Sensitivity Analysis	5
Intangible assets pledged as security for liabilities	€ 0	0
Transaction rate of goodwill	1,160,200
Intelsat [Member]
Intangible assets [Line Items]
Goodwill	1,679,000,000	1,700,000,000
Orbital Slot licence Rights [Member]
Intangible assets [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	73,000,000	93,000,000
Impairment loss recognised in profit or loss	99,000,000	93,000,000
Offsetting rights [Member]
Intangible assets [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	€ 26,000,000	€ 186,000,000
Cash Generating Units [Member]
Intangible assets [Line Items]
Growth rate used to extrapolate cash flow projections	(1.60%)
Discount rate applied to cash flow projections	8.45%
Cash Generating Units [Member] | Bottom of range [member]
Intangible assets [Line Items]
Growth rate used to extrapolate cash flow projections			3.00%
Discount rate applied to cash flow projections			6.83%
Cash Generating Units [Member] | Top of range [member]
Intangible assets [Line Items]
Growth rate used to extrapolate cash flow projections			(5.20%)
Discount rate applied to cash flow projections			8.57%
GEO CGU [Member]
Intangible assets [Line Items]
Growth rate used to extrapolate cash flow projections		(2.00%)
Discount rate applied to cash flow projections		8.07%
MEO CGU [Member]
Intangible assets [Line Items]
Growth rate used to extrapolate cash flow projections		(3.80%)
Discount rate applied to cash flow projections		8.89%